Summary of Quarterly Consolidated Results of Operation (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Quarterly Financial Data [Line Items]
Net Sales	$ 2,059	$ 1,875	$ 3,895	$ 3,483	$ 7,028	$ 6,449	$ 6,313
Gross Profit	594	533	1,117	993	2,014	1,841	1,768
Net Income (Loss)	(56)	(101)	(416)	(265)	(543)	(619)	(514)
First Quarter
Quarterly Financial Data [Line Items]
Net Sales					1,608	1,552
Gross Profit					460	443
Net Income (Loss)					(164)	(202)
Second Quarter
Quarterly Financial Data [Line Items]
Net Sales					1,875	1,719
Gross Profit					533	488
Net Income (Loss)					(101)	(115)
Third Quarter
Quarterly Financial Data [Line Items]
Net Sales					1,893	1,724
Gross Profit					535	488
Net Income (Loss)					(105)	(99)
Fourth Quarter
Quarterly Financial Data [Line Items]
Net Sales					1,652	1,454
Gross Profit					486	422
Net Income (Loss)					$ (173)	$ (203)